CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	49,292,297	47,194,118	40,228,123
Common stock, shares outstanding	49,292,297	47,194,118	40,228,123